Leases - Interest income recognized on lease arrangements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Lease income - sales-type leases	$ 12	$ 14	$ 52	$ 47
Total lease income	$ 12	$ 14	$ 52	$ 47